Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Agreed to pay net consolidated	3.50%
Maintenance revenue	0.35%
Royalty expense	$ 816	$ 531	$ 494
Contingent liability to pay royalties	5,661	5,454
Bank guarantees amount for leased offices	846
Bank guarantees amount for customers and suppliers	$ 262	$ 320